Strategic Report - Retail Banking And Wealth Management (Details) customer in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) market customer	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of operating segments [line items]
Number of customers | customer	1.7
Profit before tax	$ 17,167	$ 7,112	$ 18,867
Adjusted jaws ratio	1.00%
Revenue	$ 51,445	47,966	59,800
Impairment loss (reversal of impairment Loss)	1,769	3,400	3,721
Operating expense	34,884	39,808	39,768
United States
Disclosure of operating segments [line items]
Revenue	4,573	5,094	5,541
United Kingdom
Disclosure of operating segments [line items]
Revenue	11,057	9,495	14,132
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts
Disclosure of operating segments [line items]
Profit before tax	20,990	18,934	18,795
Revenue	51,524	49,290	50,422
Impairment loss (reversal of impairment Loss)	1,769	2,594	2,579
Operating expense	$ 31,140	30,084	31,457
Retail Banking And Wealth Management | Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts
Disclosure of operating segments [line items]
Number of customers | customer	37.0
Number of core markets | market	6
Percentage increase in customer deposits	5.00%
Increase (decrease) in lending balances	7.00%
Increase (decrease) in insurance annualised new business premiums	7.00%
Profit before tax	$ 6,500	5,200	5,500
Increase (decrease) in profit (loss) before tax	$ 1,200
Increase (decrease) in profit (loss) before tax, percent	24.00%
Adjusted jaws ratio	4.00%
Revenue	$ 20,287	$ 18,542	$ 18,838
Increase (decrease) in revenue/net operating income	$ 1,745
Increase (decrease) in revenue/net operating income, percent	9.00%
Impairment loss (reversal of impairment Loss)	$ 1,000
Increase (decrease) in impairment loss	$ (200)
Increase (decrease) in impairment loss, percent	(14.00%)
Operating expense	$ 12,800
Increase (decrease) in operating expenses	$ 700
Increase (decrease) in operating expenses, percent	5.00%
Return on risk-weighted assets	5.50%	4.60%	4.80%
Retail Banking And Wealth Management | Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Turkey
Disclosure of operating segments [line items]
Increase (decrease) in impairment loss	$ (85)
Retail Banking And Wealth Management | Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | United States
Disclosure of operating segments [line items]
Increase (decrease) in impairment loss	(44)
Retail Banking And Wealth Management | Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Mexico
Disclosure of operating segments [line items]
Increase (decrease) in impairment loss	24
Retail Banking And Wealth Management | Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | United Kingdom
Disclosure of operating segments [line items]
Impairment loss (reversal of impairment Loss)	$ 132
Percentage of portfolio impaired	0.10%
Retail Banking | Retail Banking And Wealth Management | Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts
Disclosure of operating segments [line items]
Revenue	$ 13,495	$ 12,695	$ 12,508
Increase (decrease) in revenue/net operating income	$ 800
Increase (decrease) in revenue/net operating income, percent	6.00%
Retail Banking | Retail Banking And Wealth Management | Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | – current accounts, savings and deposits
Disclosure of operating segments [line items]
Revenue	$ 6,344	5,213	4,814
Increase (decrease) in revenue/net operating income	$ 1,131
Increase (decrease) in revenue/net operating income, percent	22.00%
Retail Banking | Retail Banking And Wealth Management | Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | – personal lending
Disclosure of operating segments [line items]
Revenue	$ 7,151	7,482	7,694
Increase (decrease) in revenue/net operating income	$ (331)
Increase (decrease) in revenue/net operating income, percent	(4.00%)
Retail Banking | Retail Banking And Wealth Management | Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | mortgages
Disclosure of operating segments [line items]
Revenue	$ 2,337	2,546	2,648
Increase (decrease) in revenue/net operating income	$ (209)
Increase (decrease) in revenue/net operating income, percent	(8.00%)
Retail Banking | Retail Banking And Wealth Management | Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | mortgages | United Kingdom And Hong Kong
Disclosure of operating segments [line items]
Increase (decrease) in revenue/net operating income	$ 22,200
Retail Banking | Retail Banking And Wealth Management | Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | credit cards
Disclosure of operating segments [line items]
Revenue	2,899	3,034	3,218
Increase (decrease) in revenue/net operating income	$ (135)
Increase (decrease) in revenue/net operating income, percent	(4.00%)
Retail Banking | Retail Banking And Wealth Management | Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | other personal lending
Disclosure of operating segments [line items]
Revenue	$ 1,915	1,902	1,828
Increase (decrease) in revenue/net operating income	$ 13
Increase (decrease) in revenue/net operating income, percent	1.00%
Wealth Management | Retail Banking And Wealth Management | Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts
Disclosure of operating segments [line items]
Revenue	$ 6,224	5,292	5,748
Increase (decrease) in revenue/net operating income	$ 932
Increase (decrease) in revenue/net operating income, percent	18.00%
Wealth Management | Retail Banking And Wealth Management | Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Investment distribution
Disclosure of operating segments [line items]
Revenue	$ 3,276	2,904	3,230
Increase (decrease) in revenue/net operating income	$ 372
Increase (decrease) in revenue/net operating income, percent	13.00%
Wealth Management | Retail Banking And Wealth Management | Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Life insurance manufacturing
Disclosure of operating segments [line items]
Revenue	$ 1,893	1,401	1,544
Increase (decrease) in revenue/net operating income	$ 492
Increase (decrease) in revenue/net operating income, percent	35.00%
Increase (decrease) in investment returns	$ 300	(400)
Wealth Management | Retail Banking And Wealth Management | Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Asset management
Disclosure of operating segments [line items]
Revenue	1,055	987	974
Increase (decrease) in revenue/net operating income	$ 68
Increase (decrease) in revenue/net operating income, percent	7.00%
Other | Retail Banking And Wealth Management | Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts
Disclosure of operating segments [line items]
Revenue	$ 568	$ 555	$ 582
Increase (decrease) in revenue/net operating income	$ 13
Increase (decrease) in revenue/net operating income, percent	2.00%
Equities | Retail Banking And Wealth Management | Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts
Disclosure of operating segments [line items]
Increase (decrease) in sales of investment products	45.00%
Mutual Funds | Retail Banking And Wealth Management | Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts
Disclosure of operating segments [line items]
Increase (decrease) in sales of investment products	22.00%